Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Plans with ABO in excess of plan assets:
PBO	¥ 77,779	¥ 82,538
ABO	77,779	82,538
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	77,779	82,538
ABO	77,779	82,538
Fair value of plan assets